UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.2%
Aerospace - 0.7%
Honeywell International, Inc.	621,883	$63,027,842
Rockwell Collins, Inc.	133,590	11,698,476

		$74,726,318
Alcoholic Beverages - 1.8%
Constellation Brands, Inc., “A”	1,168,098	$165,204,100
Pernod Ricard S.A.	276,627	29,422,579

		$194,626,679
Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	2,156,693	$132,830,722
VF Corp.	761,929	49,609,197

		$182,439,919
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	877,810	$123,595,648
Biogen, Inc. (a)	119,146	30,908,855
Celgene Corp. (a)	1,598,377	161,164,353
Gilead Sciences, Inc.	400,313	34,927,309
Regeneron Pharmaceuticals, Inc. (a)	186,730	71,708,055

		$422,304,220
Broadcasting - 0.3%
Twenty-First Century Fox, Inc.	1,278,771	$34,552,392

Brokerage & Asset Managers - 2.8%
BlackRock, Inc.	68,925	$21,501,843
Charles Schwab Corp.	3,290,114	82,417,356
Intercontinental Exchange, Inc.	875,624	208,801,299

		$312,720,498
Business Services - 5.1%
Cognizant Technology Solutions Corp., “A” (a)	2,232,983	$127,235,371
Equifax, Inc.	880,090	92,303,839
Fiserv, Inc. (a)	1,719,043	164,392,082
FleetCor Technologies, Inc. (a)	665,825	85,019,194
Realogy Holdings Corp. (a)	670,270	21,428,532
Verisk Analytics, Inc., “A” (a)	940,589	68,512,503

		$558,891,521
Cable TV - 1.5%
Comcast Corp., “A”	2,851,872	$164,638,571

Chemicals - 0.8%
Monsanto Co.	984,847	$88,626,382

Computer Software - 7.4%
Adobe Systems, Inc. (a)	3,018,892	$257,058,654
Intuit, Inc.	1,235,468	119,395,628
Microsoft Corp.	5,011,514	254,985,832
Salesforce.com, Inc. (a)	2,814,667	190,693,689

		$822,133,803

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 2.8%
Apple, Inc.	2,515,538	$243,227,369
IMS Health Holdings, Inc. (a)	750,231	19,340,955
Sabre Corp.	1,893,982	51,421,611

		$313,989,935
Construction - 2.6%
Sherwin-Williams Co.	625,285	$169,139,593
Vulcan Materials Co.	1,201,601	118,393,747

		$287,533,340
Consumer Products - 2.1%
Colgate-Palmolive Co.	1,618,338	$106,227,706
Estee Lauder Cos., Inc., “A”	1,385,397	126,528,308

		$232,756,014
Consumer Services - 1.4%
Priceline Group, Inc. (a)	120,100	$151,951,721

Electrical Equipment - 3.0%
AMETEK, Inc.	1,071,793	$49,741,913
Danaher Corp.	3,116,805	278,237,182

		$327,979,095
Electronics - 1.3%
Broadcom Corp.	742,582	$99,483,711
NVIDIA Corp.	1,237,602	38,811,199

		$138,294,910
Entertainment - 0.9%
Netflix, Inc. (a)	1,013,170	$94,640,210

Food & Beverages - 2.2%
Danone S.A.	1,092,304	$75,772,988
Mead Johnson Nutrition Co., “A”	786,480	58,010,765
Mondelez International, Inc.	2,629,643	106,579,431

		$240,363,184
Food & Drug Stores - 2.0%
CVS Health Corp.	1,720,185	$167,150,377
Walgreens Boots Alliance, Inc.	722,440	57,029,414

		$224,179,791
Gaming & Lodging - 0.7%
Marriott International, Inc., “A”	1,076,518	$73,364,702

General Merchandise - 4.1%
Costco Wholesale Corp.	1,222,702	$183,441,981
Dollar General Corp.	1,385,286	102,857,486
Dollar Tree, Inc. (a)	2,128,080	170,778,420

		$457,077,887
Internet - 10.7%
Alphabet, Inc., “A” (a)	572,669	$410,729,660
Alphabet, Inc., “C” (a)	434,922	303,475,524
Facebook, Inc., “A” (a)	3,872,601	414,058,499
LinkedIn Corp., “A” (a)	422,349	49,495,079

		$1,177,758,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.3%
Electronic Arts, Inc. (a)	520,000	$33,404,800

Machinery & Tools - 0.9%
Roper Technologies, Inc.	607,543	$102,024,696

Medical & Health Technology & Services - 0.8%
McKesson Corp.	590,892	$91,954,613

Medical Equipment - 6.5%
Abbott Laboratories	2,507,454	$97,138,768
C.R. Bard, Inc.	342,274	65,846,672
Cooper Cos., Inc.	271,853	38,864,105
Medtronic PLC	2,276,659	176,190,640
Stryker Corp.	451,549	45,100,714
Thermo Fisher Scientific, Inc.	2,156,404	278,585,833
VWR Corp. (a)	772,430	18,847,292

		$720,574,024
Oil Services - 0.2%
Schlumberger Ltd.	278,156	$19,949,348

Other Banks & Diversified Financials - 6.7%
MasterCard, Inc., “A”	3,452,697	$300,108,423
Visa, Inc., “A”	6,040,085	437,241,753

		$737,350,176
Pharmaceuticals - 4.9%
Allergan PLC (a)	745,401	$216,248,284
Bristol-Myers Squibb Co.	3,032,561	187,806,503
Eli Lilly & Co.	1,378,533	99,254,376
Zoetis, Inc.	986,098	40,489,184

		$543,798,347
Railroad & Shipping - 0.8%
Canadian Pacific Railway Ltd.	518,242	$62,805,748
Union Pacific Corp.	339,395	26,764,690

		$89,570,438
Restaurants - 3.1%
Aramark	4,462,857	$140,222,967
Starbucks Corp.	3,540,796	206,109,735

		$346,332,702
Specialty Chemicals - 0.4%
Ecolab, Inc.	423,513	$43,431,258

Specialty Stores - 10.0%
Amazon.com, Inc. (a)	641,029	$354,181,343
AutoZone, Inc. (a)	224,692	174,039,683
Burlington Stores, Inc. (a)	737,702	41,355,574
Lululemon Athletica, Inc. (a)(l)	612,632	38,430,405
Ross Stores, Inc.	4,488,900	246,799,722
TJX Cos., Inc.	2,612,073	193,554,609
Tractor Supply Co.	668,320	56,519,822

		$1,104,881,158

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 2.3%
American Tower Corp., REIT			2,769,066	$255,307,885

Tobacco - 0.7%
Reynolds American, Inc.			1,540,814	$77,703,250
Total Common Stocks				$10,741,832,549
	Strike Price	First Exercise
Warrants - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	65,550	$119,301

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			354,217,054	$354,217,054

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.42%, at Net Asset Value (j)			14,975,100	$14,975,100
Total Investments				$11,111,144,004

Other Assets, Less Liabilities - (0.5)%				(55,816,807)
Net Assets - 100.0%				$11,055,327,197

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,573,950,535	$—	$—	$10,573,950,535
France	—	105,195,567	—	105,195,567
Canada	62,805,748	—	—	62,805,748
Mutual Funds	369,192,154	—	—	369,192,154
Total Investments	$11,005,948,437	$105,195,567	$—	$11,111,144,004

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $105,195,567 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$8,030,951,386
Gross unrealized appreciation	3,234,600,920
Gross unrealized depreciation	(154,408,302)
Net unrealized appreciation (depreciation)	$3,080,192,618

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	337,114,240	388,465,219	(371,362,405)	354,217,054

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$236,685	$354,217,054

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.